Short-term bank loans and other debt	12 Months Ended
Dec. 31, 2015
Short-term bank loans and other debt [Abstract]
Short-term bank loans and other debt

10. Short-term bank loans and other debt

Short-term bank loans represent amounts due to various banks and are due on the dates indicated below. Short-term bank loans at December 31, 2014 and 2015 consisted of the following:

	December 31,	December 31,
	2014	2015
	US$	US$

Loan from China Fortune International Trust Co., Ltd.
Due February 25, 2015, at 11% per annum	40,856,349	-
	40,856,349	-

Loan from ICBC Credit Suisse Investment Management Co., Ltd.
Due April 3, 2015, at 11% per annum	24,513,809	-
	24,513,809	-

Loan from Bridge Trust Co., Ltd
Due June 24, 2015, at 12.5% per annum	32,685,079	-
	32,685,079	-

Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd.
Due August 12, 2015, at 12% per annum*	65,370,159	-
	65,370,159	-

Loan from The Bank of East Asia
Due February 24, 2015, at 2.80% plus 3 month LIBOR**	14,971,245	-
Due February 25, 2015, at 2.60% plus 3 month LIBOR**	20,353,100	-
Due June 2, 2016, at 2.00% plus 3 month LIBOR**	-	9,675,655
Due August 16, 2016, at 1.40% plus 3 month LIBOR**	-	20,000,000
Due August 31, 2016, at 1.40% plus 3 month LIBOR**	-	9,700,000
Due September 20, 2016, at 1.40% plus 3 month LIBOR**	-	2,220,000
Due October 27, 2016, at 1.40% plus 3 month LIBOR**	-	13,250,000
Due November 18, 2016, at 1.25% plus 3 month LIBOR**	-	14,958,974
Due November 23, 2016, at 1.25% plus 3 month LIBOR**	-	34,421,617
	35,324,345	104,226,246

Loan from Bank of China Tokyo Branch
Due May 17, 2015, at 2% plus 6 month LIBOR***	65,000,000	-
Due July 21, 2016, at 1.2% per annum***	-	30,000,000
Due September 26, 2016, at 1.55% per annum***	-	13,000,000
Due October 11, 2016, at 1.55% per annum***	-	20,000,000
	65,000,000	63,000,000

Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)")
Due February 17, 2015, at 2.1% plus 3 month LIBOR****	20,000,000	-
Due March 2, 2015, at 2% plus 3 month LIBOR****	9,700,000	-
Due May 18, 2016, at 2% plus 3 month LIBOR****	-	10,000,000
Due October 5, 2016, at 1.6% plus 3 month LIBOR****	-	20,000,000
	29,700,000	30,000,000
Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)")
Due September 21, 2016, at 1.7% plus 3 month LIBOR*****	-	25,000,000
	-	25,000,000

Total short-term bank loans and other debt	293,449,741	222,226,246

*
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on November 12, 2014, which was designated as the lender by Lianxin, the non-controlling shareholder of Changsha Wanzhuo, this other short-term debt is secured by the Group's 75% equity interest in Changsha Wanzhuo and the Group's land use rights. This other short-term debt was paid in full in May, 2015.

**
Pursuant to the loan contract with The Bank of East Asia, these seven loans from The Bank of East Asia, amounting to US$9.7 million, US$20.0 million, US$9.7 million, US$2.2 million, US$13.3 million , US$15.0 million and US$34.4 million respectively, are denominated in US$ and are secured by the deposits of US$9,778,859 (December 31, 2014: nil), US$20,943,698 (December 31, 2014: nil) , US$10,166,934 (December 31, 2014: nil), US$2,386,966 (December 31, 2014: nil), US$13,752,002 (December 31, 2014: nil), US$15,553,766 (December 31, 2014: nil) and US$35,878,403 (December 31, 2014: nil)respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

***
Pursuant to the loan contract with Bank of China Tokyo Branch , these three loans from Bank of China Tokyo Branch amounting to US$30.0 million, US$13.0 million and US$20.0 million in 2015 respectively, are denominated in US$ and are secured by the deposit of US$30,645,559 (December 31, 2014: nil), US$13,705,803 (December 31, 2014: nil) and US$21,097,696 (December 31, 2014: nil) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

****
Pursuant to the loan contract with ICBC (Asia), these two loans from ICBC (Asia), amounting to US$10.0million and US$20.0million in 2015, respectively, are denominated in US$ and are secured by the deposits of US$10,799,845 (December 31, 2014: nil) and US$21,251,694 (December 31, 2014: nil). respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

*****
Pursuant to the loan contract with ICBC (Thai), this loan from ICBC (Thai), amounting to US$25.0 million in 2015, is denominated in US$ and is secured by the deposits of US$26,410,620. This deposit is classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

As of December 31, 2015, except when otherwise indicated the Group's short-term bank loans were denominated in USD and were mainly secured by the deposits. This deposit is classified as restricted cash on the consolidated balance sheets.

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2015 was 1.71% (December 31, 2014: 7.62%).